Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
AC Alternatives™ Equity Market Neutral Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Prospectus and Summary Prospectus Supplement AC Alternatives™ Equity Market Neutral Fund
Supplement dated November 1, 2015 ■ Prospectus and Summary Prospectus dated November 1, 2015

Important Notice Regarding Change in Investment Policy

Effective December 31, 2015, the following language replaces the fourth paragraph under Principal Investment Strategies on page 3 of the prospectus and page 2 of the summary prospectus:

Under normal market conditions, the fund will invest at least 80% of its net assets in equity investments.